Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance Comparison
Our executive compensation programs are intended to link a substantial portion of our NEOs’ realized compensation to the achievement of our financial, operational, and strategic objectives, and to align our NEOs’ pay with changes in the value of our shareholders’ investments. For further information concerning the Corporation’s variable pay-for-performance philosophy and how the Corporation aligns executive compensation with company performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement. As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid (“CAP”) (as defined in Item 402(v)) and performance for fiscal years 2025, 2024, 2023, 2023 and 2021.

								Ending Value of Initial Fixed $100 Investment Based on:		(Stated in Millions)

Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(1)(2) ($)		Summary Compensation Table Total for Former CEO(1) ($)	Compensation Actually Paid to Former CEO(1)(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(1) ($)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)($)	Total Shareholder Return(3)	Comparator Group Total Shareholder Return(3)	Net Income ($)	Adjusted EBITDA(4) ($)

2025	5,417,315	6,706,640		—	—	1,893,638	2,121,030	$71.45	$134.80	17.1	219.8

2024	4,697,225	2,491,169		—	—	1,383,117	934,000	$60.08	$137.23	64.9	239.8

2023	4,540,521	1,684,905		—	—	1,633,051	1,081,007	$91.83	$128.76	97.2	256.4

2022	4,425,333	5,441,860		—	—	2,352,870	2,100,774	$115.24	$111.26	81.1	251.9

2021	10,838,013	12,876,797	(5)	156,353	8,412,110	1,758,544	1,748,319	$131.41	$122.05	97.9	253.3

(1)	The following individuals are our CEO, our former CEO, and other NEOs for each fiscal year:

Year	CEO(s)	Non-CEO NEOs

2025	John W. Peyton	Vance Y. Chang, Lawrence Y. Kim, Christine K. Son, Tony E. Moralejo

2024	John W. Peyton	Vance Y. Chang, Jay D. Johns, Christine K. Son, Tony E. Moralejo

2023	John W. Peyton	Vance Y. Chang, Jay D. Johns, Christine K. Son, Tony E. Moralejo

2022	John W. Peyton	Vance Y. Chang, John C. Cywinski, Jay D. Johns, Christine K. Son

2021	John W. Peyton Stephen P. Joyce	Vance Y. Chang, Allison Hall, John C. Cywinski, Jay D. Johns, Christine K. Son, Thomas H. Song

(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year , adjusted as follows:

	FY 2025

Adjustments	CEO	Avg. non- CEO NEO

Summary Compensation Table Total for Applicable Year	5,417,315	1,893,638

Decrease for Amounts Reported Under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,213,577)	(569,807)

Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End. RSU values include RSUs attributable to reinvested Dividend Equivalents	2,888,747	705,776

Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Vested during Applicable FY, Determined as of the Vesting Date	0	0

Increase (Decrease) for Awards Granted During Prior FY That Were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value From Prior FY End to Applicable FY End	889,605	125,945

Increase (Decrease) for Awards granted During Prior FY That Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value From Prior FY End to Vesting Date	(366,514)	(38,624)

Decrease of ASC 718 Fair Value of Awards Granted During Prior FY That Were Forfeited During Applicable FY, Determined as of Prior FY End	0	(24,270)

Increase Based on Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date	91,063	28,371

Compensation Actually Paid	6,706,640	2,121,030

(3)
TSR is cumulative for the measurement periods beginning as of close of business on December 31, 2020 and ending on January 2, 2022, January 1, 2023, December 31, 2023, December 29, 2024, and December 28, 2025 calculated in accordance with Item 201(e) of Regulation S-K. The S&P 1500 Composite Restaurant Index TSR column consists of 20 companies (excluding Dine Brands), which is the industry specific peer group in our 10-K.

(4)
“Adjusted EBITDA” is a non-GAAP measure used for purposes of our Annual Incentive Plan. Adjusted EBITDA includes income before interest, taxes, depreciation and amortization. A reconciliation of this non-GAAP financial measure to results in accordance with GAAP can be found in Appendix A to this Proxy Statement.

(5)
Includes one-time grants in the form of a sign-on bonus of $1,200,000, special sign-on RSUs valued at $3,096,478 as of the grant date, and special sign-on stock options valued at $884,704 as of the grant date.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The following individuals are our CEO, our former CEO, and other NEOs for each fiscal year:

Year	CEO(s)	Non-CEO NEOs

2025	John W. Peyton	Vance Y. Chang, Lawrence Y. Kim, Christine K. Son, Tony E. Moralejo

2024	John W. Peyton	Vance Y. Chang, Jay D. Johns, Christine K. Son, Tony E. Moralejo

2023	John W. Peyton	Vance Y. Chang, Jay D. Johns, Christine K. Son, Tony E. Moralejo

2022	John W. Peyton	Vance Y. Chang, John C. Cywinski, Jay D. Johns, Christine K. Son

2021	John W. Peyton Stephen P. Joyce	Vance Y. Chang, Allison Hall, John C. Cywinski, Jay D. Johns, Christine K. Son, Thomas H. Song

Peer Group Issuers, Footnote	TSR is cumulative for the measurement periods beginning as of close of business on December 31, 2020 and ending on January 2, 2022, January 1, 2023, December 31, 2023, December 29, 2024, and December 28, 2025 calculated in accordance with Item 201(e) of Regulation S-K. The S&P 1500 Composite Restaurant Index TSR column consists of 20 companies (excluding Dine Brands), which is the industry specific peer group in our 10-K.
Adjustment To PEO Compensation, Footnote
(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year , adjusted as follows:

	FY 2025

Adjustments	CEO	Avg. non- CEO NEO

Summary Compensation Table Total for Applicable Year	5,417,315	1,893,638

Decrease for Amounts Reported Under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,213,577)	(569,807)

Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End. RSU values include RSUs attributable to reinvested Dividend Equivalents	2,888,747	705,776

Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Vested during Applicable FY, Determined as of the Vesting Date	0	0

Increase (Decrease) for Awards Granted During Prior FY That Were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value From Prior FY End to Applicable FY End	889,605	125,945

Increase (Decrease) for Awards granted During Prior FY That Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value From Prior FY End to Vesting Date	(366,514)	(38,624)

Decrease of ASC 718 Fair Value of Awards Granted During Prior FY That Were Forfeited During Applicable FY, Determined as of Prior FY End	0	(24,270)

Increase Based on Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date	91,063	28,371

Compensation Actually Paid	6,706,640	2,121,030

Non-PEO NEO Average Total Compensation Amount	$ 1,893,638	$ 1,383,117	$ 1,633,051	$ 2,352,870	$ 1,758,544
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,121,030	934,000	1,081,007	2,100,774	1,748,319
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year , adjusted as follows:

	FY 2025

Adjustments	CEO	Avg. non- CEO NEO

Summary Compensation Table Total for Applicable Year	5,417,315	1,893,638

Decrease for Amounts Reported Under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,213,577)	(569,807)

Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End. RSU values include RSUs attributable to reinvested Dividend Equivalents	2,888,747	705,776

Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Vested during Applicable FY, Determined as of the Vesting Date	0	0

Increase (Decrease) for Awards Granted During Prior FY That Were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value From Prior FY End to Applicable FY End	889,605	125,945

Increase (Decrease) for Awards granted During Prior FY That Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value From Prior FY End to Vesting Date	(366,514)	(38,624)

Decrease of ASC 718 Fair Value of Awards Granted During Prior FY That Were Forfeited During Applicable FY, Determined as of Prior FY End	0	(24,270)

Increase Based on Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date	91,063	28,371

Compensation Actually Paid	6,706,640	2,121,030

Compensation Actually Paid vs. Total Shareholder Return
The chart below provides a comparison between (i) the total stockholder return of the Corporation and the S&P 1500 Composite Restaurants Index assuming a fixed $100 initial investment as of close of business on December 31, 2020 and reinvestment of dividends, and (ii) the compensation actually paid to the individuals serving as CEO and the average compensation actually paid to our non-CEO NEOs for the fiscal years ended January 2, 2022, January 1, 2023, December 31, 2023, December 29, 2024, and December 28, 2025.

Compensation Actually Paid vs. Net Income
The chart below provides a comparison between (i) the Corporation’s Net Income and (ii) compensation actually paid to the individuals serving as CEO and average compensation actually paid to our non-CEO NEOs for the fiscal years ended January 2, 2022, January 1, 2023, December 31, 2023, December 29, 2024, and December 28, 2025.

Compensation Actually Paid vs. Company Selected Measure
The chart below provides a comparison between (i) the Corporation’s Adjusted EBITDA and (ii) compensation actually paid to the individuals serving as CEO and average compensation actually paid to our non-CEO NEOs for the fiscal years ended January 2, 2022, January 1, 2023, December 31, 2023, December 29, 2024, and December 28, 2025.

Total Shareholder Return Vs Peer Group
The chart below provides a comparison between (i) the total stockholder return of the Corporation and the S&P 1500 Composite Restaurants Index assuming a fixed $100 initial investment as of close of business on December 31, 2020 and reinvestment of dividends, and (ii) the compensation actually paid to the individuals serving as CEO and the average compensation actually paid to our non-CEO NEOs for the fiscal years ended January 2, 2022, January 1, 2023, December 31, 2023, December 29, 2024, and December 28, 2025.

Tabular List, Table
Financial Performance Measures
The following table identifies the most important financial performance measures used by our Compensation Committee to link the CAP to our CEO and other NEOs in 2025, calculated in accordance with SEC regulations, to our performance. The role of each of these performance measures on our NEOs’ compensation is discussed in the CD&A above.

Financial Performance Measures

Adjusted EBITDA

Traffic (compared to Black Box Intelligence peer set)

Net Development

Relative Total Shareholder Return (compared to publicly-traded restaurant companies)

Total Shareholder Return Amount	$ 71.45	60.08	91.83	115.24	131.41
Peer Group Total Shareholder Return Amount	134.8	137.23	128.76	111.26	122.05
Net Income (Loss)	$ 17,100,000	$ 64,900,000	$ 97,200,000	$ 81,100,000	$ 97,900,000
Company Selected Measure Amount	219.8	239.8	256.4	251.9	253.3
PEO Name	John W. Peyton
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	“Adjusted EBITDA” is a non-GAAP measure used for purposes of our Annual Incentive Plan. Adjusted EBITDA includes income before interest, taxes, depreciation and amortization. A reconciliation of this non-GAAP financial measure to results in accordance with GAAP can be found in Appendix A to this Proxy Statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Traffic (compared to Black Box Intelligence peer set)
Measure:: 3
Pay vs Performance Disclosure
Name	Net Development
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (compared to publicly-traded restaurant companies)
Mr. Peyton [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,417,315	$ 4,697,225	$ 4,540,521	$ 4,425,333	$ 10,838,013
PEO Actually Paid Compensation Amount	6,706,640	$ 2,491,169	$ 1,684,905	$ 5,441,860	12,876,797
Mr. Stephen Joyce [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					156,353
PEO Actually Paid Compensation Amount					$ 8,412,110
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,213,577)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,888,747
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	889,605
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(366,514)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,063
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(569,807)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	705,776
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,945
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,624)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,270)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 28,371